Revenues (Tables)	3 Months Ended
Mar. 31, 2019
Revenues
Schedule of revenue disaggregated by customer types, major categories and reportable segments

	Three Months Ended March 31, 2018
	Innovation	Commercial
	Platform	Platform	Total
	(in US$’000)
Customer types
Third parties—Distribution	—	43,189	43,189
Third parties—Collaboration	4,835	—	4,835
Related parties (Note 16(i))	2,582	1,731	4,313
	7,417	44,920	52,337
Major categories
Goods	—	42,362	42,362
Services	7,417	2,558	9,975
	7,417	44,920	52,337

	Three Months Ended March 31, 2019
	Innovation	Commercial
	Platform	Platform	Total
	(in US$’000)
Customer types
Third parties-Distribution	1,959	44,524	46,483
Third parties-Collaboration	3,692	—	3,692
Related parties (Note 16(i))	127	1,866	1,993
	5,778	46,390	52,168

Major categories
Goods	1,959	44,651	46,610
Services	2,841	1,739	4,580
Royalties	978	—	978
	5,778	46,390	52,168